Costs of sales	6 Months Ended
Jun. 30, 2021
Costs of sales
Costs of sales

Note 11 – Costs of sales

Costs of sales comprised the following:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2021	2020	2021	2020
Costs of stream sales	$44.2	$26.2	$81.3	$67.0
Mineral production taxes	0.5	0.8	1.1	1.5
Mining costs of sales	$44.7	$27.0	$82.4	$68.5
Energy costs of sales	2.6	1.0	5.5	3.1
	$47.3	$28.0	$87.9	$71.6